Cash and cash equivalents - Additional information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2026 EUR (€) M	Dec. 31, 2025 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Cash and cash equivalents.
Cash and cash equivalents	€ 64,115	€ 30,001	€ 22,729	€ 34,186
Increase of current accounts	45,700
Decrease of short term deposits	€ 11,600
Maturity Short Term Depostis Months | M	3